Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets And Goodwill [Abstract]
Disclosure of detailed information about intangible assets and goodwill explanatory [Text Block]

As of December 31, 2020
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	4,826
Mining rights	Finite	150,046
Water rights and rights of way.	Indefinite	23,343
Customer-related intangible assets	Finite	-
Other intangible assets	Finite	192
Intangible assets other than goodwill		178,407
Goodwill	Indefinite	41,966
Total Intangible Asset		220,373

As of December 31, 2019
Intangible assets and goodwill	Useful life	Net value
		ThUS$
IT programs	Finite	6,011
Mining rights	Finite	157,570
Water rights and rights of way.	Indefinite	23,342
Customer-related intangible assets	Finite	1,273
Other intangible assets.	Finite	162
Intangible assets other than goodwill		188,358
Goodwill	Indefinite	34,726
Total Intangible Assets		223,084

Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
a)	Movements in identifiable intangible assets as of December 31, 2020:
Gross Value Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	34,471	158,337	25,423	1,778	2,188	38,120	260,317
Additions	508	2,295	-	-	72	7,380	10,255
Other increases / decreases for foreign currency exchange rates	5	-	1	-	-	-	6
Decreases through sale	-	(136)	-	-	-	-	(136)
Other increases (decreases)	297	-	-	-	14	-	311
Total increases (decreases)	810	2,159	1	-	86	7,380	10,436
Closing balance	35,281	160,496	25,424	1,778	2,274	45,500	270,753

Accumulated amortization and impairment Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	(28,460)	(767)	(2,081)	(505)	(2,026)	(3,394)	(37,233)
Other increases / decreases for foreign currency exchange rates	-	-	-	-	-	-	-
Other increases (decreases)	-	(2)	-	-	-	-	(2)
Impairment losses recognized in profit for the year	(14)	(654)	-	(990)	-	(140)	(1,798)
Amortization	(1,981)	(9,027)	-	(283)	(56)	-	(11,347)
Total increases (decreases)	(1,995)	(9,683)	-	(1,273)	(56)	(140)	(13,147)
Closing balance	(30,455)	(10,450)	(2,081)	(1,778)	(2,082)	(3,534)	(50,380)

Net value Movements in Identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	6,011	157,570	23,342	1,273	162	34,726	223,084
Additions	508	2,295	-	-	72	7,380	10,255
Amortization	(1,981)	(9,027)	-	(283)	(56)	-	(11,347)
Impairment losses recognized in profit for the year	(14)	(654)	-	(990)	-	(140)	(1,798)
Other increases / decreases for foreign currency exchange rates	5	-	1	-	-	-	6
Decreases through sale	-	(136)	-	-	-	-	(136)
Other increases (decreases)	297	(2)	-	-	14	-	309
Total increases (decreases)	(1,185)	(7,524)	1	(1,273)	30	7,240	(2,711)
Closing balance	4,826	150,046	23,343	-	192	41,966	220,373

Movements in identifiable intangible assets as of December 31, 2019:

Gross Value Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	29,137	159,424	25,425	1,778	2,165	38,120	256,049
Additions	2,606	227	-	-	23	-	2,856
Other increases / decreases of foreign currency	(7)	-	(2)	-	-	-	(9)
Decreases through sale	-	(1,314)	-	-	-	-	(1,314)
Other increases (decreases)	2,735	-	-	-	-	-	2,735
Total increases (decreases)	5,334	(1,087)	(2)	-	23	-	4,268
Closing balance	34,471	158,337	25,423	1,778	2,188	38,120	260,317

Accumulated amortization and impairment Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	(24,569)	(168)	(1,649)	(205)	(1,988)	(3,254)	(31,833)
Other increases / decreases of foreign currency	3	-	-	-	-	-	3
Other increases (decreases)	(256)	-	-	-	-	-	(256)
Impairment losses recognized in profit for the year	-	(481)	(432)	-	-	(140)	(1,053)
Amortization	(3,638)	(118)	-	(300)	(38)	-	(4,094)
Total increases (decreases)	(3,891)	(599)	(432)	(300)	(38)	(140)	(5,400)
Closing balance	(28,460)	(767)	(2,081)	(505)	(2,026)	(3,394)	(37,233)

Net value Movements in Identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	4,568	159,256	23,776	1,573	177	34,866	224,216
Additions	2,606	227	-	-	23	-	2,856
Amortization	(3,638)	(118)	-	(300)	(38)	-	(4,094)
Impairment losses recognized in profit or loss for the year	-	(481)	(432)	-	-	(140)	(1,053)
Other increases / decreases of foreign currency	(4)	-	(2)	-	-	-	(6)
Decreases through sale	-	(1,314)		-	-	-	(1,314)
Other increases (decreases)	2,479	-	-	-	-	-	2,479
Total increases (decreases)	1,443	(1,686)	(434)	(300)	(15)	(140)	(1,132)
Closing balance	6,011	157,570	23,342	1,273	162	34,726	223,084

Disclosure of reconciliation of changes in goodwill
(b)	Movements in identifiable goodwill as of December 31, 2020 :

Gross Value Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2020	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	-	-	3,214
SQM S.A.	22,255	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	148
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	320	-	-	-	320
Soquimich European Holding B.V.	11,373	10	-	10	11,383
SQM Holland B.V.	-	7,370	-	7,370	7,370
SQM Potasio S.A.	724	-	-	-	724
Total increases (decreases)	38,120	7,380	-	7,380	45,500
Closing balance	38,120	7,380	-	7,380	45,500

Accumulated impairment Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2020	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	(3,214)	-	-	-	(3,214)
SQM S.A.	-	-	-	-	-
SQM Iberian S.A.	-	-	-	-	-
SQM Investment Corporation	-	-	-	-	-
Soquimich Comercial S.A.	(180)	-	(140)	(140)	(320)
Soquimich European Holding B.V.	-	-	-	-	-
SQM Holland B.V.	-	-	-	-	-
SQM Potasio S.A.	-	-	-	-	-
Total increases (decreases)	(3,394)	-	(140)	(140)	(3,534)
Closing balance	(3,394)	-	(140)	(140)	(3,534)

Net Value Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2020	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	-	-	-	-	-
SQM S.A.	22,255	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	148
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	140	-	(140)	(140)	-
Soquimich European Holding B.V.	11,373	10	-	10	11,383
SQM Holland B.V.	-	7,370	-	7,370	7,370
SQM Potasio S.A.	724	-	-	-	724
Total increases (decreases)	34,726	7,380	(140)	7,240	41,966
Closing balance	34,726	7,380	(140)	7,240	41,966

Movements in identifiable goodwill as of December 31, 2019

Gross Value Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2019	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	-	-	3,214
SQM S.A.	22,255	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	148
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	320	-	-	-	320
Soquimich European Holding B.V.	11,373	-	-	-	11,373
SQM Potasio S.A.	724	-	-	-	724
Total increases (decreases)	38,120	-	-	-	38,120
Closing balance	38,120	-	-	-	38,120

Accumulated impairment Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2019	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	(3,214)	-	-	-	(3,214)
SQM S.A.	-	-	-	-	-
SQM Iberian S.A.	-	-	-	-	-
SQM Investment Corporation	-	-	-	-	-
Soquimich Comercial S.A.	(40)	-	(140)	(140)	(180)
Soquimich European Holding B.V.	-	-	-	-	-
SQM Potasio S.A.	-	-	-	-	-
Total increases (decreases)	(3,254)	-	(140)	(140)	(3,394)
Closing balance	(3,254)	-	(140)	(140)	(3,394)

Net Value Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2019	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	-	-	-	-	-
SQM S.A.	22,255	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	148
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	280	-	(140)	(140)	140
Soquimich European Holding B.V.	11,373	-	-	-	11,373
SQM Potasio S.A.	724	-	-	-	724
Total increases (decreases)	34,866	-	(140)	(140)	34,726
Closing balance	34,866	-	(140)	(140)	34,726